Corporate and group information	12 Months Ended
Dec. 31, 2025
Disclosure of corporate and group information [abstract]
Corporate and group information	Corporate and group information

ChipMOS TECHNOLOGIES INC. (the “Company” or “ChipMOS Taiwan”) was incorporated in the Republic of China (“ROC”) on July 28, 1997. The Company and its subsidiaries (the “Group”) are primarily engaged in the research, development, manufacturing and sale of high-integration and high-precision integrated circuits and related assembly and testing services. On April 11, 2014, the Company’s shares were listed on the Taiwan Stock Exchange (“TWSE”). On November 1, 2016, the Company’s American Depositary Shares (“ADSs”) were listed on the NASDAQ Global Select Market and traded under the ticker symbol “IMOS”.